INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenue
Royalties			$ 649,341	$ 909,067
Revenues from contracts with customers	$ 140,293,827	$ 94,548,714	256,476,632	221,391,962
Sale of goods and services
Revenue
Revenues from contracts with customers			$ 255,827,291	$ 220,482,895